Share-Based Compensation - Summary of Changes in Long Term Incentive Plan Units (Detail)	3 Months Ended
Mar. 31, 2021 shares
Series A LTIP Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Outstanding at December 31, 2020	5,400,000
Granted	0
Exercised	0
Outstanding at March 31, 2021	5,400,000
Exercisable at March 31, 2021	855,504
Series B LTIP Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Outstanding at December 31, 2020	1,386,033
Granted	0
Exercised	0
Outstanding at March 31, 2021	1,386,033
Exercisable at March 31, 2021	372,358